Property, Plant and Equipment, Net - Summary of Changes in Right-of-use Assets Property Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	₩ 1,115,474
Right of use assets Acquisitions	646,356	₩ 132,219
Depreciation	(208,289)	(184,022)
Impairment loss		(1,994)
Others	(36,010)	(365)
Ending balance	1,517,531	1,115,474
Land [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	348,918
Right of use assets Acquisitions	15,560	1,542
Depreciation	(16,154)	(17,501)
Impairment loss		(1,994)
Others	(22,092)	3,082
Ending balance	326,232	348,918
Buildings and structures [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	154,747
Right of use assets Acquisitions	119,586	58,116
Depreciation	(55,532)	(54,092)
Impairment loss		0
Others	(25,018)	(643)
Ending balance	193,783	154,747
Machinery and equipment [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	346,642
Right of use assets Acquisitions	29,687	37,204
Depreciation	(64,748)	(47,797)
Impairment loss		0
Others	20,540	1,631
Ending balance	332,121	346,642
Vehicles [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	45,071
Right of use assets Acquisitions	15,832	12,501
Depreciation	(21,623)	(20,291)
Impairment loss		0
Others	1,489	4,633
Ending balance	40,769	45,071
Ships [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	196,070
Right of use assets Acquisitions	264,508	0
Depreciation	(33,792)	(24,684)
Impairment loss		0
Others	0	0
Ending balance	426,786	196,070
Others [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	24,026
Right of use assets Acquisitions	201,183	22,856
Depreciation	(16,440)	(19,657)
Impairment loss		0
Others	(10,929)	(9,068)
Ending balance	197,840	24,026
Date of initial application IFRS-16 [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	1,115,474	1,169,636
Ending balance		1,115,474
Date of initial application IFRS-16 [member] | Land [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	348,918	363,789
Ending balance		348,918
Date of initial application IFRS-16 [member] | Buildings and structures [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	154,747	151,366
Ending balance		154,747
Date of initial application IFRS-16 [member] | Machinery and equipment [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	346,642	355,604
Ending balance		346,642
Date of initial application IFRS-16 [member] | Vehicles [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	45,071	48,228
Ending balance		45,071
Date of initial application IFRS-16 [member] | Ships [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	196,070	220,754
Ending balance		196,070
Date of initial application IFRS-16 [member] | Others [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	₩ 24,026	29,895
Ending balance		₩ 24,026